INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	Capitalized development costs and technology acquired	Customer relationship	Trade Names	Goodwill	Total
	U.S. dollars in thousands
Cost:
Balance at beginning of the period	180,707	62,850	9,764	180,866	434,187
Additions	37,672	-	-	-	37,672
Foreign operations financial statements translation adjustments	3,541	2,330	362	6,269	12,502
As of December 31, 2023	221,920	65,180	10,126	187,135	484,361

Accumulated amortization:
Balance at beginning of the period	75,910	10,324	740	-	86,974
Amortization	32,399	19,322	1,385	-	53,106
Foreign operations financial statements translation adjustments	644	825	60	-	1,529
As of December 31, 2023	108,953	30,471	2,185	-	141,609

Net Book Value:
As of December 31, 2023	112,967	34,709	7,941	187,135	342,752
As of December 31, 2022	104,797	52,526	9,024	180,866	347,213

	Capitalized development costs and technology acquired	Customer relationship	Trade Names	Goodwill	Total
	U.S. dollars in thousands
Cost:
Balance at beginning of the period	75,208	-	-	-	75,208
Business combination	76,596	61,228	9,512	175,880	323,216
Additions	26,536	-	-		26,536
Foreign operations financial statements translation adjustments	2,367	1,622	252	4,986	9,227
As of December 31, 2022	180,707	62,850	9,764	180,866	434,187

Accumulated amortization:
Balance at beginning of the period	52,854	-	-	-	52,854
Amortization	23,038	9,830	705	-	33,573
Foreign operations financial statements translation adjustments	18	494	35	-	547
As of December 31, 2022	75,910	10,324	740	-	86,974

Net Book Value:
As of December 31, 2022	104,797	52,526	9,024	180,866	347,213

Goodwill impairment evaluation
Cash generating units	Aspire Core (Core)	PariPlay (Sports)	BtoBet (Games)
The amount of value in use exceeded the carrying value as of December 31, 2023 - U.S. dollars in millions	13.5	22.9	13.5
Specific cash flow period (years)	7.25	9.25	9.25
The pre-tax discount rate used	18.7%	20.4%	18.4%
Change in the pre-tax discount rate used, resulting in value in use equal the carrying value as of December 31, 2023	1.1%	3.3%	2.4%
Fixed growth rate	3%	3%	3%
The fixed growth (negative growth) rate to be used, resulting in value in use equal the carrying value as of December 31, 2023	0.2%	(19.8)%	(8.8)%